Loans - Average Impaired Loan Balances and Related Recognised Interest Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Impaired [Line Items]
Average gross recorded investment	$ 100,321	$ 110,106	$ 123,682
Interest income recognised¹	2,502	1,755	1,701
Commercial loans
Financing Receivable, Impaired [Line Items]
Average gross recorded investment	1,675	1,280	1,741
Interest income recognised¹	64	0	0
Commercial loans | Commercial and merchandising
Financing Receivable, Impaired [Line Items]
Average gross recorded investment	1,661	1,214	1,452
Interest income recognised¹	64	0	0
Commercial loans | Overdrafts
Financing Receivable, Impaired [Line Items]
Average gross recorded investment	14	66	289
Interest income recognised¹	0	0	0
Commercial real estate loans | Commercial mortgage
Financing Receivable, Impaired [Line Items]
Average gross recorded investment	15,496	28,612	48,581
Interest income recognised¹	237	311	675
Consumer loans
Financing Receivable, Impaired [Line Items]
Average gross recorded investment	1,249	1,781	2,437
Interest income recognised¹	0	2	5
Consumer loans | Overdrafts
Financing Receivable, Impaired [Line Items]
Average gross recorded investment	14	27	132
Interest income recognised¹	0	0	0
Consumer loans | Automobile financing
Financing Receivable, Impaired [Line Items]
Average gross recorded investment	192	137	307
Interest income recognised¹	0	0	0
Consumer loans | Credit card
Financing Receivable, Impaired [Line Items]
Average gross recorded investment	0	0	35
Interest income recognised¹	0	0	0
Consumer loans | Other consumer
Financing Receivable, Impaired [Line Items]
Average gross recorded investment	1,043	1,617	1,963
Interest income recognised¹	0	2	5
Residential mortgage loans
Financing Receivable, Impaired [Line Items]
Average gross recorded investment	81,901	78,433	70,923
Interest income recognised¹	$ 2,201	$ 1,442	$ 1,021